SUPPLEMENT DATED AUGUST 19, 2013
TO

PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT ADVISOR, KEYPORT CHARTER, AND
KEYPORT LATITUDE

PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT VISTA AND KEYPORT ADVISOR VISTA

PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER, KEYPORT ADVISOR OPTIMA, AND
KEYPORT OPTIMA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport (US) 8/2013